Term Loans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of annual minimum future lease payments

Amount
2019 (remainder)	$187,500
2020	3,751,757
2021	375,000
2022	375,000
2023	93,750
Total payments	4,783,007
Less current portion of principal payments	4,783,007
Debt issuance costs, net	(372,322)
Long-term portion of principal payments	$-

Amount
2019	$293,642
2020	3,292,947
Total payments	3,586,589
Less current portion of principal payments	293,642
Debt issuance costs, net	30,513
Long-term portion of principal payments	$3,262,434